REPURCHASE AGREEMENTS – NON-TRADING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Repurchase Agreements 1 [Abstract]
Summary of Repurchase Agreements - Non Trading

		Group
	2024	2023
	£m	£m
Agreements with banks	2,336	551
Agreements with customers	6,281	7,860
	8,617	8,411